Offerings	Feb. 24, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $100.00 per share
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2)    In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.
(3) Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.(4) Each purchase contract will be issued under a purchase agreement and will obligate holders to purchase from or sell to Thermo Fisher Scientific Inc. and obligate Thermo Fisher Scientific Inc. to sell to or purchase from the holders, a specified number of shares of common stock, preferred stock or depositary shares.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.(5) Units may be issued under a unit agreement and will represent an interest in one or more securities including shares of common stock or preferred stock, debt securities, depositary shares, warrants or purchase contracts, in any combination, which may or may not be separable from one another.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.(6) Thermo Fisher Scientific Inc. will fully and unconditionally guarantee any series of debt securities issued by Thermo Fisher Scientific (Finance I) B.V. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee will be paid in respect of such guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)    An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold hereunder or that are represented by depositary shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder.